Annual Total Returns[BarChart] - International Momentum Style Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.42%)	17.92%	22.19%	(9.19%)	0.24%	(3.63%)	25.25%	(15.28%)	22.63%	16.58%